COMPREHENSIVE LOSS	6 Months Ended
Jun. 30, 2011
COMPREHENSIVE LOSS

NOTE 2.  COMPREHENSIVE LOSS

Total comprehensive loss includes net loss and other comprehensive income or loss that is comprised of unrealized gains and losses on investment securities available for sale, net of taxes.  The Company’s total comprehensive loss for the three months ended June 30, 2011 and 2010 was $(168,981) and $(556,253), respectively. The Company’s total comprehensive loss for the six months ended June 30, 2011 and 2010 was $(478,229) and $(750,144), respectively.  The difference between the Company’s net loss and total comprehensive loss for these periods relates to the change in net unrealized gains and losses on investment securities available for sale during the applicable period of time.